Annual Operating Expenses - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2025
Fidelity Advisor Dividend Growth Fund - Class A
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	1.10%
Fidelity Advisor Dividend Growth Fund - Class C
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	1.85%
Fidelity Advisor Dividend Growth Fund - Class M
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	1.34%
Fidelity Advisor Dividend Growth Fund - Class I
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	0.85%
Fidelity Advisor Dividend Growth Fund - Class Z
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	0.71%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21%, 0.20%, 0.23%, 0.22%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.